Consolidated Statements Of Cash Flow	12 Months Ended
Aug. 31, 2022
Statement of cash flows [abstract]
Consolidated Statements Of Cash Flows
31.	CONSOLIDATED STATEMENTS OF CASH FLOWS
(i) Funds flow from operations

	2022 $	2021 $

Net income from operations	764	986

Adjustments to reconcile net income to funds flow from operations:

Amortization	1,230	1,221

Deferred income tax expense (recovery)	(54)	16

Share-based compensation	1	1

Defined benefit pension plans	11	2

Fair value adjustments for private investments	–	(27)

Net change in contract asset balances	40	47

Loss (gain) on disposal of fixed assets and intangibles	(5)	(3)

Accretion on ARO	1	1

Other	4	5

Funds flow from operations	1,992	2,249

(ii) Interest and income taxes paid and interest received and classified as operating activities are as follows:

	2022 $	2021 $

Interest paid	261	265

Income taxes paid (net of refunds)	259	174

Interest received	4	4

Included in interest paid is interest on lease liabilities of $41 for the year ended August 31, 2022 (2021 – $45).